Impairment (Charges) Reversals and Goodwill - Key Assumptions and Sensitivity Analysis (Details)	12 Months Ended
	Dec. 31, 2018 $ / Ounce $ / tonne	Dec. 31, 2017 $ / Ounce $ / tonne
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average cost of capital, significant unobservable inputs, assets	5.30%	5.20%
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	4.50%	4.00%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	9.80%	9.00%
Silver, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	18.50	18.50
Silver, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	17.07	18.57
Gold, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	1,300	1,300
Gold, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	1,300	1,307
Zinc [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,400	2,600
Zinc [member] | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,599	2,818
Copper [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	6,000	5,500
Copper [member] | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	6,975	6,742
Lead [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,100	2,200
Lead [member] | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,171	2,251